Income And Mining Tax Expense (Tables)	12 Months Ended
Dec. 31, 2015
Income and Mining Tax Expense

	Fiscal Year Ended December 31,
	2015	2014	2013
Current income and mining taxes
South Africa	(3.0)	(0.6)	(16.1)
Ghana	(35.4)	(31.1)	(40.6)
Australia	(71.6)	(41.8)	(42.1)
Peru	(33.0)	(60.7)	(66.3)

Current income and mining taxes	(143.0)	(134.2)	(165.1)

Deferred income taxes
South Africa	(0.3)	(13.2)	14.2
Ghana	(8.9)	13.5	68.3
Australia	14.2	1.5	1.0
Peru	(17.0)	10.8	(24.1)

Deferred income and mining taxes	(12.0)	12.6	59.4

Total income and mining taxes	(155.0)	(121.6)	(105.7)

Pre-Tax (Loss)/Income from Continuing Operations Before Impairment of Investments in Equity Investees and Share of Equity Investees' Share of Losses and Discontinued Operations

The Company’s pre-tax (loss)/income from continuing operations before impairment of investments in equity investees, share of equity investees’ share of losses and discontinued operations comprise:

	Fiscal Year Ended December 31,
	2015	2014	2013
South Africa	(61.5)	(110.9)	(348.7)
Ghana	22.9	46.5	(96.9)
Australia	178.0	117.9	111.0
Peru	(61.4)	109.0	153.4
British Virgin Islands	(157.1)	(54.3)	18.7

	(79.1)	108.2	(162.5)

Major Items Causing Income Tax Provision to Differ from South African Mining Statutory Rate

	Fiscal Year Ended December 31,
	2015	2014	2013

South African mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate that will apply when the temporary differences reverse. The applicable current tax rates are:

South Africa
Mining statutory rate	34.0%	34.0%	34.0%
Non-mining income standard tax rate	28.0%	28.0%	28.0%
Non-mining companies	28.0%	28.0%	28.0%
Ghana	35.0%	35.0%	35.0%
Australia	30.0%	30.0%	30.0%
Peru	30.0%	30.0%	30.0%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on income/(loss) before tax, impairment of investments in equity investees, share of equity investees’ losses and discontinued operations at South African mining statutory rate	26.9	(36.8)	55.3
Rate adjustment to reflect company tax rates	(4.4)	1.7	25.5
Valuation allowance raised against deferred tax assets [1]	(112.6)	(38.3)	(1.1)
Non deductible expenditure [2]	(19.5)	(18.0)	(56.1)
Non taxable profit on disposal of investments and subsidiaries	—	23.4	—
Non deductible exploration and feasibility and evaluation costs	(6.8)	(9.6)	(47.2)
Non deductible share-based compensation	(3.3)	(6.2)	(11.5)
Non deductible interest expense	(23.7)	(24.4)	(25.3)
Deferred tax adjustment on changes in tax rates at Cerro Corona (2013: South African operations)	(3.8)	—	(4.4)
Prior year adjustment to Cerro Corona deferred tax [3]	—	—	(29.5)
Deferred taxation released/(raised) on unremitted earnings [4]	6.4	(7.0)	—
Prior year under provision	(5.2)	(4.1)	—
Other	(9.0)	(2.3)	(11.4)

Income and mining tax expense	(155.0)	(121.6)	(105.7)

(1)	During fiscal year ended December 31, 2015 and 2014, the Group raised a valuation allowance against unredeemed capital expenditure and net operating losses. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
(2)	The December 31, 2015: $19.5 million (December 31, 2014: $18.0 million and December 31, 2013: $56.1 million) non-deductible expenditure comprises mainly $11.5 million (December 31, 2014: $1.8 million and December 31, 2013: $13.3 million) of impairments, $nil million (December 31, 2014: $nil and December 31, 2013: $8.0 million) of facility charges, $1.1 million (December 31, 2014: $2.0 million and December 31, 2013: $8.2 million) of legal and consulting fees, $nil million (December 31, 2014: $nil and December 31, 2013: $5.1 million) of stamp duty on the Yilgarn South assets acquisition and $6.9 million (December 31, 2014: $7.0 million and December 31, 2013: $9.4 million) of various Peruvian non-deductible expenses. There were no other individually significant amounts included in this line item.

(3)	In connection with the preparation of the consolidated financial statements for the year ended December 31, 2013, the Group identified an understatement in the calculation of its deferred tax liabilities related to its Cerro Corona operations in Peru. Deferred tax amounting to $29.5 million was incorrectly recognised in prior years on the basis differences related to foreign nonmonetary assets and liabilities that are remeasured from the local currency into the functional currency. As a result, the deferred tax liability at December 31, 2012 was understated by $29.5 million.

The Group applied SEC Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. SAB No. 108 states that registrants must quantify the impact of correcting all misstatements on all periods presented, including both the carryover (iron curtain method) and reversing (rollover method) effects of prior-year misstatements on the current-year financial statements, and by evaluating the misstatement measured under each method in light of quantitative and qualitative factors.

In accordance with accounting guidance presented in ASC 250-10 and SEC Staff Accounting Bulletin No. 99, Materiality, the Group assessed the materiality of the misstatement and concluded that it was not material to Group’s current-year financial statements, taken as a whole.

Under SAB No. 108, prior-year misstatements may be corrected in the current- year provided that such correction does not result in a material misstatement to the current-year financial statements. Correcting current-year financial statements for such “immaterial errors” does not require previously filed reports to be amended. The Group corrected the misstatement in the consolidated financial statements for the year ended December 31, 2013 as an “out-of-period” adjustment of $29.5 million.

(4)	Provision has been made for foreign taxes that may result from future remittances of undistributed earnings of foreign subsidiaries, where the Group is unable to assert that the undistributed earnings will be permanently reinvested.

In all other cases, no provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently reinvested into future capital projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.

Deferred Income and Mining Tax Liabilities and Assets

	December 31, 2015	December 31, 2014
Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2015 and 2014 relate to the following:
Deferred income and mining tax liabilities
Property, plant and equipment	669.8	865.6
Investments held by environmental trust funds	2.1	2.7
Inventory	17.9	22.7
Other	13.8	18.1

Gross deferred income and mining tax liabilities	703.6	909.1

Provisions, including rehabilitation accruals	(109.9)	(118.8)
Tax losses	(187.8)	(211.1)
Unredeemed capital expenditure	(657.0)	(762.2)
Other	(2.3)	(7.1)

Gross deferred income and mining tax assets	(957.0)	(1,099.2)
Valuation allowance for deferred tax assets	505.7	435.5

Total deferred income and mining tax assets	(451.3)	(663.7)

Net deferred income and mining tax liabilities	252.3	245.4

Classified as:
Long-term liabilities	(254.1)	(263.2)
Long-term assets	1.8	17.8

	(252.3)	(245.4)

Valuation Allowance for Deferred Tax Assets

The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for GFI Joint Venture Holdings, or GFIJVH, Gold Fields Operations, or GFO, and Abosso Gold Fields Limited, or Damang, which also include unredeemed capital expenditure.

	December 31, 2015	December 31, 2014
GFI Joint Venture Holdings	292.1	305.3
Gold Fields Operations	27.7	26.4
Abosso Gold Fields Limited[1]	25.5	—
Gold Fields La Cima[2]	68.1	—
Exploration entities	92.3	103.8

	505.7	435.5

(1)	A full valuation allowance against the net deferred tax asset at Abosso Gold Fields Limited (Damang) was recognized in fiscal 2015, as Damang no longer has sufficient profit history and it is no longer probable that Damang will earn future taxable profits in order to utilize the net deferred tax asset.
(2)	A valuation allowance was recognized against a portion of the deferred tax asset relating to property, plant and equipment at Gold Fields La Cima in fiscal 2015, as it became probable that a portion of the gross deferred tax asset will not be recovered over the life of mine.

Unredeemed Capital Expenditure

As at December 31, 2015 and December 31, 2014 the Group had unredeemed capital expenditure available for deduction against future mining income at its operations as follows:

		December 31, 2015		December 31, 2014
	Tax Rate	Gross	Net	Gross	Net
Unredeemed capital expenditure:
Gold Fields Operations	30%	528.2	158.4	656.9	197.0
GFI Joint Venture Holdings [1]	30%	1,586.0	475.8	1,822.6	546.8
Abosso Gold Fields Limited	35%	63.9	22.4	51.3	18.0
Gold Fields Australia (Proprietary) Limited	30%	1.2	0.4	—	—
Exploration entities	35%	—	—	1.1	0.4

		2,179.3	657.0	2,531.9	762.2

(1)	During 2014, the South African Revenue Services (“SARS”) issued a Finalisation of Audit Letter (“the Audit Letter”) stating that SARS had disallowed $1,014.2 million of GFIJVH’s recognised capital allowance of $1,586.0 million. The company has not received an assessment from SARS disallowing the $1 014.2 million and the company believes it is more likely than not it has a defendable position over this matter.

Gold Fields has recognised a full valuation allowance against the net deferred tax asset relating to GFIJVH.

Calculated tax losses

		December 31, 2015		December 31, 2014
	Tax Rate	Gross	Net	Gross	Net
Calculated tax losses:
Gold Fields Operations [1]	30%	219.2	65.8	283.0	84.9
Gold Fields Joint Venture Holdings [1]	30%	22.2	6.7	20.9	6.3
Gold Fields Group Services (Proprietary) Limited [1]	28%	—	—	0.8	0.2
Abosso Gold Fields Limited [2]	35%	65.7	23.0	46.5	16.3
Exploration entities [3]	15% - 35%	345.2	92.3	387.9	103.4

		652.3	187.8	739.1	211.1

(1)	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
(2)	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.
(3)	The tax losses of $345.2 million (2014: $387.9 million) comprise $3.8 million (2014: $12.1 million) of tax losses that expire between one and two years, $62.9 million (2014: $67.1 million) of tax losses that expire between two and five years, $49.6 million (2014: $62.5 million) of tax losses that expire between five and ten years, $40.7 million (2014: $21.6 million) of tax losses that expire after 10 years and $188.2 million (2014: $224.6 million) of tax losses that have no expiry date.

Tax Years Open for Assessments

Tax years open for assessments
South Africa [1]	2011-2015
Ghana [2]	All years open
Australia [3]	2011 - 2015
Peru [4]	2011 - 2015

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to three years after the assessments were issued.
(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.